Summary of Significant Accounting Policies (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The quarterly report on Form 10-Q for the quarter ended September 30, 2017 should be read in conjunction with the Company’s financial statements for the year ended December 31, 2016, contained in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2016 as filed with the Securities and Exchange Commission (the “SEC”) on March 8, 2017. As contemplated by the SEC under Article 8 of Regulation S-X, the accompanying financial statements and footnotes have been condensed and therefore do not contain all disclosures required by generally accepted accounting principles (“GAAP”). The interim financial data are unaudited, however in the opinion of IEG Holdings Corporation (“we, “our”, “us”) the interim data includes all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of results for the interim periods. Results of interim periods are not necessarily indicative of those to be expected for the full year.

Nature of Business

The principal business activity of the Company is providing unsecured online consumer loans under the brand name “Mr. Amazing Loans” via the Company’s website and online application portal at www.mramazingloans.com. The Company started its business and opened its first office in Las Vegas, Nevada in 2010. The Company currently offers $5,000 and $10,000 unsecured consumer loans that mature, unless prepaid, five years from the date they are issued. The Company is a direct lender with state licenses and/or certificates of authority in 20 states – Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Maryland, Missouri, Nevada, New Jersey, New Mexico, Ohio, Oregon, Pennsylvania, Texas, Utah, Virginia and Wisconsin. The Company originates direct consumer loans to residents of these states through its online application portal, with all loans originated, processed and serviced out of its centralized Las Vegas head office.

Basis of Accounting

These consolidated financial statements include the operations of IEG Holdings Corporation and its wholly-owned subsidiaries, Investment Evolution Corporation (“IEC”) and IEC SPV, LLC (“IEC SPV” and collectively with IEG Holdings Corporation and IEC, the “Company”). All inter-company transactions and balances have been eliminated in consolidation.

The Company’s accounting and reporting policies are in accordance with U.S. GAAP and conform to general practices within the consumer finance industry.

The consolidated financial statements have been prepared in conformity with GAAP. The accompanying consolidated financial statements do not include any adjustments to reflect any possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities.

Liquidity

The principal conditions and events that raise substantial doubt about the Company’s ability to meet its obligations as they come due are:

(i)	the Company has reported recurring losses and
(ii)	the Company has not yet generated positive net cash flows from operations.

However, the Company has reduced its core operating expenses. In addition, cash in bank has significantly increased during the nine months ended September 30, 2017, resulting from substantial positive net cash flows from investing activities specifically from the sale of shares of OneMain’s common stock acquired in connection with the OneMain tender offer. Management has evaluated the result of their plans for the next 12 months and as a result of the plans, the Company can meet all its obligations at least through November 2018. However, the Company will require additional capital in order to expand its operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Loans Receivable and Interest Income

The Company offers its loans at or below the prevailing statutory rates. Loans are carried at the unpaid principal amount outstanding, net of an allowance for credit losses.

The Company calculates interest revenue using the interest yield method. Charges for late payments are credited to income when collected.

Accrual of interest income on loans receivable is suspended when no payment has been received on account for 91 days or more on a contractual basis, at which time a loan is considered delinquent. Payments received on nonaccrual financing loans are first applied to the unpaid accrued interest and then principal. Loans are returned to active status and accrual of interest income is resumed when all of the principal and interest amounts contractually due are brought current; at which time management believes future payments are reasonably assured. At September 30, 2017, 81 loans, with a total balance of $326,000 were delinquent or in default.

Allowance for Credit Losses

The Company maintains an allowance for credit losses due to the fact that it is probable that a portion of the loans receivable will not be collected. The allowance is estimated by management based on various factors, including specific circumstances of the individual loans, management’s knowledge of the industry, and the experience and trends of other companies in the same industry.

Our portfolio of loans receivable consists of a large number of relatively small, homogenous accounts. The allowance for credit losses is determined using a systematic methodology, based on a combination of historical bad debt of comparable companies. Impaired loans are considered separately and 100% charged off.

The allowance for credit losses is primarily based upon models that analyze specific portfolio statistics and also reflect, management’s judgment regarding overall accuracy. We take into account several relevant internal and external factors that affect loan receivable collectability, including the customer’s transaction history, specifically the timeliness of customer payments, the remaining contractual term of the loan, the outstanding balance of the loan, historical loan receivable charge-offs, our current collection patterns and economic trends.

Impaired Loans

The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectible due to consumer specific circumstances.

The Company does not accrue interest on impaired loans and any recoveries of impaired loans are recorded to the allowance for credit losses. Changes in the allowance for credit losses are recorded as operating expenses in the accompanying statement of operations.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets as follows:

Classification	Life
Computer equipment	5 years
Furniture and fixtures	5-8 years

The Company amortizes its leasehold improvements over the shorter of their economic lives, which are generally five years, or the lease term that considers renewal periods that are reasonably assured. Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Operating Lease

The Company’s office lease for 3960 Howard Hughes Parkway, Suite 490, Las Vegas, NV 89169 expires (unless renewed) on September 30, 2020.

Income Taxes

We account for income taxes using the liability method in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”. To date, no current income tax liability has been recorded due to our accumulated net losses. Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and the amounts that are reported in the income tax returns. Our net deferred income tax assets have been fully reserved by a valuation allowance due to the uncertainty of our ability to realize future taxable income and to recover our net deferred income tax assets.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to $184,268 and $313,902 for the nine months ended September 30, 2017 and 2016, respectively. Advertising costs amounted to $180,808 and $92,593 for the three months ended September 30, 2017 and 2016, respectively.

Earnings and Loss per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10 that establishes standards for computing and presenting net earnings (loss) per shares. Basic earnings (loss) per share are computed by dividing net income (loss) attributed to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares, if any, had been issued and if the additional common shares were dilutive. Basic and diluted loss per share has been adjusted retroactively for the net 1-for-10 reverse split that occurred on October 27, 2016.

Reclassifications

Certain numbers from the prior period have been reclassified to conform to the current year presentation.

Fair Value of Financial Instruments

The Company has adopted guidance issued by the FASB that defines fair value, establishes a framework for measuring fair value in accordance with existing GAAP, and expands disclosures about fair value measurements. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

●	Level I – Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

●	Level II – Inputs, other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

●	Level III – Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following table summarizes fair value measurements by level at September 30, 2017 for assets and liabilities measured at fair value on a recurring basis:

	Level I		Level II	Level III	Total
Cash		$1,850,317			$1,850,317
Loans receivable, net	$			4,975,770	$4,975,770

The following table summarizes fair value measurements by level at December 31, 2016 for assets and liabilities measured at fair value on a recurring basis:

	Level I		Level II	Level III	Total
Cash		$322,441			$322,441
Loans receivable, net	$			6,374,908	$6,374,908

Loans receivable are carried net of the allowance for credit losses, which is estimated by applying historical loss rates of our portfolio and of other companies’ portfolios in the same industry with recent default trends to the gross loans receivable balance. The unobservable inputs used to calculate the fair value of these loans include historical loss rates, recent default trends and estimated remaining loan terms. Therefore, the carrying value of the loans receivable approximates the fair value.

Carrying amounts reported in the consolidated balance sheets for other receivables, accounts payable, and accrued expenses approximate fair value because of their immediate or short-term nature. The fair value of borrowings is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

Marketable Securities

On June 16, 2017, we closed our tender offer to purchase shares of the common stock of OneMain Holdings, Inc. (“OneMain”), pursuant to which we acquired 151,994 shares of the common stock of OneMain (the cost of which was valued at an aggregate of $3.55 million based on the closing price of the shares of OneMain’s common stock of $23.38 on June 15, 2017) in exchange for 3,039,880 shares of the Company’s common stock. The security was classified as available-for-sale and had an unrealized loss of $153,514 prior to the sale. On June 22, 2017, we sold 100% of the 151,994 shares of OneMain’s common stock in exchange for $3.4 million in cash. At September 30, 2017 the marketable securities balance was $0.

Loss on Sale of Marketable Securities

The Company sold securities classified as available for sale for net proceeds of $3,400,106 resulting in a loss on sale totaling $153,514 during the nine months ended September 30, 2017.

Legal Settlement and Related Fees

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company incurred one-off legal settlements and related fees of $624,283 during the nine months ended September 30, 2017. Of this amount, $178,982 was in the form of reductions to outstanding loan principal. These settlements related to an action by the State of Virginia under the Virginia consumer lending program and a separate action by an individual customer. In addition, as part of the settlements, the annual interest rate on all loans originated in Virginia have been reduced to 12% APR. As of September 30, 2017, there are $230,227 in outstanding loans that originated in Virginia, which mature between May 2019 and April 2022. The Company is not involved in any material legal proceedings at the present time.

Other Comprehensive Income

The Company’s other comprehensive income consists of unrealized gains (losses) on securities classified as available for sale that are recorded as an element of shareholder’s equity but are excluded from net income.

Recent Accounting Pronouncements

Recently Issued or Newly Adopted Accounting Standards

In May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The standard will eliminate the transaction and industry specific revenue recognition guidance under current U.S. GAAP and replace it with a principle based approach for determining revenue recognition. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2017. Early adoption is not permitted. The revenue recognition standard is required to be applied retrospectively, including any combination of practical expedients as allowed in the standard. We are evaluating the impact, if any, of the adoption of ASU 2014-09 to our financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. ASU 2014-15 changes to the disclosure of uncertainties about an entity’s ability to continue as a going concern. These changes require an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that financial statements are issued. Substantial doubt is defined as an indication that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that financial statements are issued. If management has concluded that substantial doubt exists, then the following disclosures should be made in the financial statements: (i) principal conditions or events that raised the substantial doubt, (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, (iii) management’s plans that alleviated the initial substantial doubt or, if substantial doubt was not alleviated, management’s plans that are intended to at least mitigate the conditions or events that raise substantial doubt, and (iv) if the latter in (iii) is disclosed, an explicit statement that there is substantial doubt about the entity’s ability to continue as a going concern. These changes became effective for the Company for the 2016 annual period. Our adoption of these changes have no material impact on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740). The amendments in ASU 2015-17 change the requirements for the classification of deferred taxes on the balance sheet. Currently, GAAP requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this ASU require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The pronouncement became effective for the 2017 fiscal year. Adoption of these changes have no material impact on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The update intends to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management is evaluating the impact of the adoption of these changes will have on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes existing guidance on accounting for leases in “Leases (Topic 840)” and generally requires all leases to be recognized in the consolidated balance sheet. ASU 2016-02 is effective for annual and interim reporting periods beginning after December 15, 2018; early adoption is permitted. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

In April 2016, the FASB issued AS 2016-10, Revenue from Contracts with Customers (Topic 606), which amends certain aspects of the Board’s new revenue standard, ASU 2014-09, Revenue from Contracts with Customers. The standard should be adopted concurrently with adoption of ASU 2014-09 which is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The principal business activity of the Company is providing unsecured $5,000 and $10,000 consumer loans over a five-year term through its subsidiaries Investment Evolution Corporation and IEC SPV, LLC. The loans are offered under the consumer brand “Mr. Amazing Loans”. The Company is headquartered in Las Vegas, Nevada and originates consumer loans in the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Maryland, Missouri, Nevada, New Jersey, New Mexico, Ohio, Oregon, Pennsylvania, Texas, Utah, and Virginia via its online platform and distribution network. The Company is a licensed direct lender with state licenses and/or certificates of authority to lend in these 19 states and offers all loans within the prevailing statutory rates.

Basis of Accounting

These consolidated financial statements include the operations of IEG Holdings Corporation and its wholly-owned subsidiaries, Investment Evolution Corporation and IEC SPV, LLC (collectively, the “Company”). All inter-company transactions and balances have been eliminated in consolidation.

The Company’s accounting and reporting policies are in accordance with U.S. generally accepted accounting principles and conform to general practices within the consumer finance industry.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements do not include any adjustments to reflect any possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities.

Liquidity

The principal conditions/events that raise substantial doubt of the company’s ability to meet its obligations are i) the Company has reported recurring losses and ii) the Company has not yet generated positive net cash flows from operations. However, the Company has increased its revenue resulting from an increased average loan balance in 2016 as compared to 2015, and management has evaluated the result of their plans for the next 12 months and as a result of the plans, the Company can meet all its obligations through March 2018, which has alleviated the substantial doubt. Management’s plans include a continued reduction of advertising costs to continue reducing loan originations and related loan processing costs. There is also a significant reduction in consulting and professional fees due to minimized efforts and strategy for raising capital over the next 12 months. In addition, significant core operating costs have been cut from the Company starting in 2016 including reducing the number of employees from 12 to 6 due to increased automation of loan origination processes and reducing the number of office leases from 4 to 1 as old leases expired. In addition, the CEO’s annual base consulting fee has been reduced to $1 per annum from January 1, 2017. Should the Company need, management will continue to reduce loan originations and now plans to utilize the cash flow from loan repayments for working capital needs. This will provide sufficient cash flow through at least March 2018. However, the Company intends, over the next 12 months, to seek additional capital via unsecured notes and/or preference shares to expand operations and the Company. Subsequent to year-end, the Board of Directors approved a stock repurchase program. Management has no intention to repurchase shares unless additional capital has been secured.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Loans Receivable and Interest Income

The Company offers its loans at or below the prevailing statutory rates. Loans are carried at the unpaid principal amount outstanding, net of an allowance for credit losses.

The Company calculates interest revenue using the interest yield method. Charges for late payments are credited to income when collected.

Accrual of interest income on loans receivable is suspended when no payment has been received on account for 91 days or more on a contractual basis, at which time a loan is considered delinquent. Payments received on nonaccrual financing loans are first applied to the unpaid accrued interest and then principal. Loans are returned to active status and accrual of interest income is resumed when all of the principal and interest amounts contractually due are brought current; at which time management believes future payments are reasonably assured. At December 31, 2016, 83 loans with a total balance of $367,098 were delinquent or in default. At December 31, 2015, 80 loans with a total balance of $389,431 were delinquent or in default.

Allowance for Credit Losses

The Company maintains an allowance for credit losses due to the fact that it is probable that a portion of the loans receivable will not be collected. The allowance is estimated by management based on various factors, including specific circumstances of the individual loans, management’s knowledge of the industry, and the experience and trends of other companies in the same industry.

Our portfolio of loans receivable consists of a large number of relatively small, homogenous accounts. The allowance for credit losses is determined using a systematic methodology, based on a combination of historical bad debt of comparable companies. Impaired loans are considered separately and 100% charged off.

The allowance for credit losses is primarily based upon models that analyze specific portfolio statistics and also reflect, management’s judgment regarding overall accuracy. We take into account several factors, including the customer’s transaction history, specifically the timeliness of customer payments, the remaining contractual term of the loan, and the outstanding balance of the loan.

Impaired Loans

The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances.

The Company does not accrue interest on impaired loans and any recoveries of impaired loans are recorded to the allowance for credit losses. Changes in the allowance for credit losses are recorded as operating expenses in the accompanying statement of operations.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets as follows:

Classification	Life
Computer equipment	5 years
Furniture and fixtures	5-8 years

The Company amortizes its leasehold improvements over the shorter of their economic lives, which are generally five years, or the lease term that considers renewal periods that are reasonably assured. Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Operating Lease

The Company’s office lease in Las Vegas expires (unless renewed) on September 30, 2017.

Income Taxes

We account for income taxes using the liability method in accordance with the Financial Accounting Standards Board (“FASB“) Accounting Standards Codification (“ASC”) 740 “Income Taxes”. To date, no current income tax liability has been recorded due to our accumulated net losses. Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and the amounts that are reported in the income tax returns. Our net deferred income tax assets have been fully reserved by a valuation allowance due to the uncertainty of our ability to realize future taxable income and to recover our net deferred income tax assets.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to $373,350 and $950,905 at December 31, 2016 and 2015, respectively.

Earnings and Loss per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10 that establishes standards for computing and presenting net earnings (loss) per shares. Basic earnings (loss) per share are computed by dividing net income (loss) attributed to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares, if any, had been issued and if the additional common shares were dilutive. Basic and diluted loss per share has been adjusted retroactively for the 1-for-100 reverse split that occurred on June 17, 2015 and for the net 1-for-10 reverse split that occurred on October 27, 2016.

Reclassifications

Certain numbers from the prior period have been reclassified to conform to the current year presentation.

Fair Value of Financial Instruments

The Company has adopted guidance issued by the FASB that defines fair value, establishes a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expands disclosures about fair value measurements. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

At December 31, 2016 and 2015, the only financial instruments that are subject to these classifications are cash and cash equivalents, which are considered Level I assets.

Carrying amounts reported in the consolidated balance sheets for other receivables, accounts payable, and accrued expenses approximate fair value because of their immediate or short-term nature. The fair value of borrowings is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

Recent Accounting Pronouncements

Recently Issued or Newly Adopted Accounting Standards

In August 2014, the FASB issued FASB ASU2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. FASB ASU 2014-15 changes to the disclosure of uncertainties about an entity’s ability to continue as a going concern. These changes require an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that financial statements are issued. Substantial doubt is defined as an indication that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that financial statements are issued. If management has concluded that substantial doubt exists, then the following disclosures should be made in the financial statements: (i) principal conditions or events that raised the substantial doubt, (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, (iii) management’s plans that alleviated the initial substantial doubt or, if substantial doubt was not alleviated, management’s plans that are intended to at least mitigate the conditions or events that raise substantial doubt, and (iv) if the latter in (iii) is disclosed, an explicit statement that there is substantial doubt about the entity’s ability to continue as a going concern. These changes became effective for the Company for the 2016 annual period. Our adoption of these changes have no material impact on the consolidated financial statements.

In November 2015, the FASB issued ASU No 2015-17, Income Taxes (Topic 740). The amendments in ASU 2015-17 change the requirements for the classification of deferred taxes on the balance sheet. Currently, GAAP requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this ASU require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The pronouncement is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Adoption of these changes have no material impact on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The update intends to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management is evaluating the impact of the adoption of these changes will have on the consolidated financial statements.

LendingClub Corp [Member]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

The Company’s significant accounting policies are discussed in “Part II – Item 8 – Financial Statements and Supplementary Data – Note 2. Summary of Significant Accounting Policies” in the Annual Report. There have been no significant changes to these significant accounting policies for the nine month period ended September 30, 2017, except as noted below.

Transfers of Financial Assets

The Company accounts for transfers of financial assets as sales when it has surrendered control over the related assets. Whether control has been relinquished requires, among other things, an evaluation of relevant legal considerations and an assessment of the nature and extent of the Company’s continuing involvement with the assets transferred. Gains and losses resulting from transfers are included in “Other revenue” in the accompanying consolidated statements of operations. Assets obtained and liabilities incurred in connection with transfers reported as sales are initially recognized in the balance sheet at fair value.

Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on the Company’s balance sheet and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with related interest expense recognized over the life of the related transactions.

Goodwill and Intangible Assets

Goodwill represents the fair value of an acquired business in excess of the aggregate fair value of the identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever events or circumstances indicate that it is more likely than not that the estimated fair value of a reporting unit is below its carrying value. The Company’s annual impairment testing date is April 1. Impairment exists whenever the carrying value of goodwill exceeds its estimated fair value. Adverse changes in impairment indicators such as loss of key personnel, lower than forecast financial performance, increased competition, increased regulatory oversight, or unplanned changes in operations could result in impairment.

The Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the estimated fair value of a reporting unit (generally defined as a component of a business for which financial information is available and reviewed regularly by management) exceeds its carrying value. A qualitative assessment may consider macroeconomic and other industry-specific factors, such as trends in short-term and long-term interest rates and the ability to access capital or company-specific factors, such as market capitalization in excess of net assets, trends in revenue-generating activities and merger or acquisition activity.

If the Company does not qualitatively assess goodwill it compares a reporting unit’s estimated fair value to its carrying value. The Company estimates the fair value of a reporting unit using both an income approach and a market approach. The Company relies on the income approach (discounted cash flow method) as the primary method for determining estimated fair value. Market-based methods are used as benchmarks to corroborate the estimated fair value determined by the discounted cash flow method. Both the income approach and the market approach rely on long-term growth rates, and revenue and earnings projections.

When applying the income approach, the Company uses a discounted cash flow model, which requires the estimation of cash flows and an appropriate discount rate. The Company projects cash flows expected to be generated by a reporting unit inclusive of an estimated terminal value. The discount rate assumption contemplates a weighted-average cost of capital based on both market observable and company-specific factors. The discount rate is risk-adjusted to include any premiums related to equity price volatility, size, and projected capital structure of publicly traded companies in similar lines of business.

The Company relies on several assumptions when estimating the fair value of a reporting unit using the discounted cash flow method. These assumptions include the current discount rate discussed above, as well as transaction fee revenue based on projected loan origination growth, ongoing network provider participation, projected operating expenses and contribution margin, capital expenditures and income taxes. The Company believes these assumptions to be representative of assumptions that a market participant would use in valuing a reporting unit, but these assumptions are inherently uncertain. If the assumptions regarding business operating plans, projected loan origination growth and transaction fee rates, operating expenses, or competition in the industry are not achieved, the Company may be required to record goodwill impairment charges in future periods. There can be no assurances that future estimates and assumptions made for purposes of goodwill impairment testing will prove accurate predictions of the future.

The market approach estimates the fair value of a reporting unit based on certain market value multiples of publicly traded companies in similar lines of business, such as total enterprise value to revenue, or to EBITDA. Under the market approach, the Company also considers fair value implied from any relevant and comparable market transactions.

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit, which may include straight-line or accelerated methods of amortization. Intangible assets are reviewed for impairment quarterly and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have any indefinite-lived intangible assets.

Noncontrolling Interests

Noncontrolling interests represent the noncontrolling holders’ share of income or losses, and share of total equity, from a consolidated subsidiary or consolidated VIE in which the Company holds less than 100% ownership.

Legal Expenses

Legal fees are expensed as incurred and are included in other general and administrative expenses in the consolidated statements of operations. Insurance recoveries associated with the reimbursement of legal expenses incurred, if any, are included in other general and administrative expenses as a contra-expense in the consolidated statements of operations.

Adoption of New Accounting Standards

The Company adopted the following accounting standards during the nine month period ended September 30, 2017:

ASU 2016-09 Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09), simplifies the accounting for employee share-based payment transactions, including the associated accounting for income taxes, forfeitures, and classification in the statement of cash flows. The Company adopted ASU 2016-09 effective January 1, 2017, under the modified retrospective method with the cumulative effect of adoption recorded as a reclassification to 2017 beginning accumulated deficit. The Company also elected to present the change in presentation in the Statement of Cash Flows related to excess tax benefits prospectively and, therefore, prior period amounts have not been adjusted.

Under ASU 2016-09, the Company now recognizes the excess income tax benefits or deficiencies from stock-based compensation in the income tax provision in the Consolidated Statements of Operations, and as an operating activity in the Consolidated Statements of Cash Flows. Additionally, excess tax benefits and tax deficiencies are now excluded from the calculation of assumed proceeds under the treasury stock method when computing fully diluted earnings per share. Upon the adoption of this standard, the Company recognized a $57.0 million deferred tax asset with a full valuation allowance (net zero impact upon adoption) in the consolidated balance sheets for the excess income tax benefits from stock-based compensation as of January 1, 2017.

The Company also elected to recognize forfeitures as they occur for equity awards with only a service condition, rather than estimate expected forfeitures, as permitted by ASU 2016-09. The Company recorded a $1.4 million reclassification to 2017 beginning accumulated deficit to remove the estimate of forfeitures as of January 1, 2017.

ASU 2017-04, Intangibles – Goodwill and Other (Topic 350) – Simplifying the Test for Goodwill Impairment, simplifies the accounting for goodwill impairments by eliminating Step 2 of the goodwill impairment test. Under ASU 2017-04, a goodwill impairment loss is now measured as the amount by which the carrying amount of a reporting unit exceeds its fair value. The Company elected to early adopt ASU 2017-04 effective January 1, 2017. The adoption did not have an effect on the Company’s condensed consolidated financial statements for the nine month period ended September 30, 2017.

New Accounting Standards Not Yet Adopted

Updates to the new accounting standards not yet adopted as disclosed in the Company’s Annual Report for the year ended December 31, 2016 are as follows:

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which will be effective January 1, 2018. The guidance clarifies that revenue from contracts with customers should be recognized in a manner that depicts both the likelihood of payment and the timing of the related transfer of goods or performance of services. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10) and May (ASU 2016-12) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for the amendments are the same as for ASU 2014-09. The Company plans to adopt the revenue recognition guidance beginning January 1, 2018 and currently anticipates using the modified retrospective method of adoption. However, the adoption method to be used is subject to completion of the Company’s impact assessment.

Upon adoption of Topic 606, as amended, the Company believes there will be no change to (1) the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 which includes transaction fees and LCAM investment management fees, (2) the presentation of revenue as gross versus net, or (3) the amount of capitalized contract costs. Because there will be no change to the timing and pattern of revenue recognition, we believe there will be no material changes to the Company’s processes and internal controls. The Company has dedicated internal resources, engaged a service provider, and continues to execute the final phase of its implementation project plan to conclude on the method of adoption and quantify the adoption effects, if any, and prepare the expanded disclosures required by Topic 606. The Company also will continue to evaluate new revenue streams and analyze other aspects of Topic 606 that may become relevant.

ASU 2017-09, Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting, (ASU 2017-09), clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under ASU 2017-09, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The guidance is effective prospectively for all companies for annual periods beginning on or after December 15, 2017. Early adoption is permitted. The Company is still evaluating the impact of this ASU to its consolidated financial statements.

2. Summary of Significant Accounting Policies

Revenue Recognition

Transaction Fees: Transaction fees are paid by issuing banks or patient service providers to Lending Club for the work Lending Club performs through its platform and Springstone’s platform in facilitating loans for its issuing bank partners. These fees are recognized as a component of net operating revenue at the time of loan issuance. Factors affecting the amount of fees paid to the issuing bank by the borrower and from the bank to the Company include initial loan amount, term, credit quality, and other factors. The Company records transaction fee revenue net of program fees paid to WebBank. See “Loan Trailing Fee Liability” below for further discussion.

Commencing with the origination fee increase announced in March 2016, in the event a borrower prepays a loan in full before maturity, the Company assumes the issuing bank partner’s obligation under Utah law to refund the pro-rated amount of the fee received by the bank in excess of 5%. Additionally, the Company may provide refunds to patient finance borrowers when the borrower cancels the loan under certain conditions. Since Lending Club can estimate refunds based on loan cancellation or prepayment experience, the Company also records transaction fee revenue net of estimated refunds at the time of loan issuance.

Servicing Fees: Note investors, certain certificate holders and whole loan purchasers typically pay Lending Club a servicing fee on each payment received from a borrower or on the investors’ month-end principal balance of loans serviced. The servicing fee compensates the Company for managing payments from borrowers and payments to investors and maintaining investors’ account portfolios. The Company records servicing fees as a component of net operating revenue when received. Servicing fees can be, and have been, modified or waived at management’s discretion. Servicing fees also include the change in fair value of loan servicing assets and liabilities.

Management Fees: Qualified investors can invest in investment funds managed by LCA. LCA charges limited partners in the investment funds a management fee payable monthly in arrears, based on a limited partner’s capital account balance at month end. LCA also earns management fees on SMAs, payable monthly in arrears, based on the month-end balances in the SMA accounts. Management fees are a component of net operating revenue in the consolidated statements of operations and are recorded as earned. Management fees can be, and have been, modified or waived at the discretion of LCA.

Other Revenue (Expense): Other revenue (expense) consists primarily of gains and losses on sales of whole loans, incentives that were offered to purchasers of whole loans in the second and third quarters of 2016, and referral revenue earned from partner companies when customers referred by Lending Club complete specified actions with them.

Whole Loan Sales

Under loan sale agreements, the Company sells all of its right, title and interest in certain loans. At the time of such sales, the Company simultaneously enters into loan servicing agreements under which it acquires the right to service the loans. The Company calculates a gain or loss on the whole loan sale, including the acquisition of loan servicing rights, based on the net proceeds from the whole loan sale, minus the net investment in the loans being sold.

Additionally, as needed, the Company will record a liability for significant estimated post-sale obligations or contingent obligations to the purchasers of the whole loans in “Accrued expenses and other liabilities” in the consolidated balance sheets.

The Company elected the fair value option for whole loans acquired that are designated to be sold. All transaction fees and all direct costs incurred in the origination process are recognized in earnings as earned or incurred and are not deferred. Transaction fees for whole loans sold are included in “Transaction fees” and direct loan origination costs are included in “Origination and servicing” operating expense in the consolidated statements of operations. Gains and losses from whole loan sales are recorded in “Other revenue (expense)” in the consolidated statements of operations.

Net Income (Loss) Per Share

Earnings (loss) per share (EPS) is the amount of net income (loss) available to each share of common stock outstanding during the reporting period. Diluted EPS is the amount of net income (loss) available to each share of common stock outstanding during the reporting period, adjusted to include the effect of potentially dilutive common shares. Potentially dilutive common shares are excluded from the computation of diluted EPS in periods in which the effect would be antidilutive. Potentially dilutive common shares include incremental shares issued for stock options and warrants to purchase common stock. The Company calculates diluted EPS using the treasury stock method. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Cash and Cash Equivalents

Cash and cash equivalents include the Company’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Company considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash consists primarily of checking, money market and certificate of deposit accounts that are: (i) pledged to or held in escrow by the Company’s correspondent banks as security for transactions processed on or related to Lending Club’s platform or activities by certain investors; (ii) pledged through a credit support agreement with a certificate holder; (iii) held in a Rabbi Trust through a grantor trust agreement to satisfy obligations to participants under the Company’s 2016 Cash Retention Bonus Plan (Cash Retention Plan). See “Note 15. Employee Incentive and Retirement Plans” for additional information; or (iv) received from investors but not yet applied to their accounts on the platform and transferred to segregated bank accounts that hold investors’ funds.

Investor cash balances (excluding transactions-in-process) are held in segregated bank or custodial accounts and are not commingled with the Company’s monies or held on the Company’s consolidated balance sheet.

Securities Available for Sale

Securities available for sale are recorded at fair value and unrealized gains and losses are reported, net of taxes, in accumulated other comprehensive income (loss) included in stockholders’ equity unless management determines that a security is other-than-temporarily impaired (OTTI). Realized gains and losses from sales of securities available for sale are determined on a specific identification basis and are included in other revenue (expense). Purchases and sales of securities available for sale are recorded on the trade date.

Management evaluates whether securities available for sale are OTTI on a quarterly basis. Debt securities with unrealized losses are considered OTTI if the Company intends to sell the security or if it is more likely than not that it will be required to sell such security before any anticipated recovery. If management determines that a security is OTTI under these circumstances, the impairment recognized in earnings is measured as the entire difference between the amortized cost and then-current fair value.

A security is also OTTI if management does not expect to recover all of the amortized cost of the security. In this circumstance, the impairment recognized in earnings represents estimated credit loss, and is measured by the difference between the present value of expected cash flows and the amortized cost of the security. Management utilizes cash flow models to estimate the expected future cash flow from the securities to estimate the credit loss when necessary. Expected cash flows are discounted using the security’s effective interest rate.

The evaluation of whether the Company expects to recover the amortized cost of a security is inherently judgmental. The evaluation includes the assessment of several security performance indicators, including the magnitude and duration of the unrealized loss and whether the Company has received all scheduled principal and interest payments. There were no impairment charges recognized during 2016 or 2015.

Loans, Notes and Certificates at Fair Value

The Company has elected fair value accounting for loans and related notes and the Certificates. The fair value election for these loans, notes and certificates results in symmetrical accounting in that changes in the fair value of loans are generally offset by equal changes in the fair values of notes and certificates, given the payment dependent structure of the notes and certificates. Changes in the fair value of loans, notes and certificates are recorded in fair value adjustments in the statement of operations in the period of the fair value changes. The Company places loans on non-accrual status at 120 days past due. The Company charges off loans no later than 150 days past due, or earlier in the event of notification of borrower bankruptcy.

Loans Held for Sale at Fair Value

Loans held by the Company with the intent to sell are recognized on the balance sheet as loans held for sale. Loans held for sale are measured at fair value. The fair value methodology for the measurement of loans held for sale is consistent with that of loans not classified as held for sale. The fair value adjustments related to loans held for sale are recorded in the period of the fair value changes.

Servicing Assets and Liabilities at Fair Value

The Company records servicing assets and liabilities at their estimated fair values when it sells whole loans to unrelated third-party whole loan buyers or when the servicing contract commences. The gain or loss on a loan sale is recorded in other revenue (expense) in the consolidated statements of operations while the component of the gain or loss that is based on the degree to which the loan servicing fee is above or below an estimated market rate loan servicing fee is recorded as an offset in servicing assets or liabilities. Servicing assets and liabilities are recorded in “Other assets” and “Accrued expenses and other liabilities,” respectively, on the consolidated balance sheets. The Company uses the fair value measurement method to account for changes in servicing assets and liabilities. As such, changes in the fair value of servicing assets and liabilities are reported in “Servicing fees” in the consolidated statements of operations in the period in which the changes occur.

Loan Trailing Fee Liability

In February 2016, the Company revised the agreement with its primary issuing bank partner to include an additional program fee (Loan Trailing Fee). The Loan Trailing Fee is dependent on the amount and timing of principal and interest payments made by borrowers of the underlying loans, and gives the issuing bank an ongoing financial interest in the performance of the loans it originates. This fee is paid by the Company to the issuing bank partner over the term of the respective loans and is a function of the principal and interest payments. In the event that principal and interest payments are not made, the Company is not required to make this Loan Trailing Fee payment. The Loan Trailing Fee is recorded initially at fair value with subsequent changes to this liability netted against transaction fees on the Company’s consolidated statement of operations. The fair value of the Loan Trailing Fee represents the present value of the expected monthly Loan Trailing Fee, which considers assumptions of expected prepayment rates and future credit losses.

Fair Value of Assets and Liabilities

The Company uses fair value measurement to record loans, notes, certificates and servicing assets and liabilities at fair value on a recurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The fair value hierarchy includes the following three-level classification, which is based on the market observability of the inputs used for estimating the fair value of the assets or liabilities being measured:

Level 1	—	Quoted market prices in active markets for identical assets or liabilities.

Level 2	—	Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).

Level 3	—	Inputs that are unobservable in the market but reflective of the types of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow methodologies or similar techniques. The Company utilizes discounted cash flow valuation techniques based on its estimate of future cash flows that are expected to occur over the life of a financial instrument.

Unobservable inputs are considered significant if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

Loans and related notes and certificates, and loans held for sale are measured at estimated fair value using a discounted cash flow valuation methodology. The fair valuation methodology considers projected prepayments and uses the historical actual defaults, losses and recoveries on our loans to project future losses and net cash flows on loans.

Loan servicing assets and liabilities are measured at estimated fair value using a discounted cash flow valuation methodology. The cash flows in the valuation model represent the difference between the contractual servicing fees charged to whole loan buyers and an estimated market servicing fee. Since contractual servicing fees are generally based on the monthly unpaid principal balance of the underlying loans, the expected cash flows in the model incorporate estimates of net losses and prepayments.

Securities Available for Sale

The Company uses quoted prices in active markets to measure the fair value of securities available for sale, when available. When utilizing market data and bid-ask spreads, the Company uses the price within the bid-ask spread that best represents fair value. When quoted prices do not exist, the Company uses prices obtained from independent third-party pricing services to measure the fair value of securities available for sale. The Company’s primary independent pricing service provides prices based on observable trades and discounted cash flows that incorporate observable information, such as yields for similar types of securities (a benchmark interest rate plus observable spreads) and weighted-average maturity for the same or similar securities. The Company compares the prices obtained from its primary independent pricing service to the prices obtained from the additional independent pricing services to determine if the price obtained from the primary independent pricing service is reasonable. The Company does not adjust the prices received from independent third-party pricing services unless such prices are inconsistent with the definition of fair value and result in a material difference in the recorded amounts.

Financial Instruments Not Recorded at Fair Value

Financial instruments not recorded at fair value on a recurring basis include cash and cash equivalents, restricted cash, accrued interest receivable, deposits, accrued interest payable, accounts payable and payables to investors. These assets and liabilities are recorded at historical cost. Given the short-term nature of these instruments, the Company considers the amortized cost to approximate their fair values.

Accrued Interest

Accrued interest income on loans is calculated based on the contractual interest rate of the loan and recorded as interest income as earned. Loans are placed on non-accrual status upon reaching 120 days past due. When a loan is placed on non-accrual status, the Company stops accruing interest and reverses all accrued but unpaid interest as of such date. Accrued interest payable on notes and certificates is also reduced when the corresponding loan is placed on non-accrual status, due to the payment dependent structure of the notes and certificates.

Property, Equipment and Software, net

Property, equipment and software consists of internally developed and purchased software, computer equipment, leasehold improvements, furniture and fixtures and construction in process, which are recorded at cost, less accumulated depreciation and amortization.

Computer equipment, purchased software and furniture and fixtures are depreciated or amortized on a straight line basis over three to five years. Leasehold improvements are amortized over the shorter of the lease term excluding renewal periods or the estimated useful life. Internally developed software is amortized on a straight line basis over the project’s estimated useful life, generally three years.

Internally developed software is capitalized when preliminary development efforts are successfully completed and it is probable that the project will be completed and the software will be used as intended. Capitalized costs consist of salaries and payroll related costs for employees and fees paid to third-party consultants who are directly involved in development efforts. Costs related to preliminary project activities and post implementation activities including training and maintenance are expensed as incurred. Costs incurred for upgrades and enhancements that are considered to be probable to result in additional functionality are capitalized.

The Company evaluates potential impairments of its property, equipment and software whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Events or changes in circumstances that could result in impairment include, but are not limited to, underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the Company’s overall business and significant negative industry or economic trends. The determination of recoverability of these assets is based on whether an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition exceed the net book value of the asset. If the asset is not recoverable, measurement of an impairment loss is based on the fair value of the asset. When an impairment loss is recognized, the carrying amount of the asset is reduced to its estimated fair value.

Consolidation of Variable Interest Entities

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its own operations, whose equity holders do not have the power to direct the activities most significantly affecting the economic outcome of those activities, or whose equity holders do not share proportionately in the losses or receive the residual returns of the entity. The determination of whether an entity is a VIE requires a significant amount of judgment. When the Company has a controlling financial interest in a VIE, it must consolidate the results of the VIE’s operations into its consolidated financial statements. A controlling financial interest exists if the Company has both the power to direct the VIE’s activities that most significantly affect the VIE’s economic performance (power) and the obligation to absorb losses or receive benefits that could be potentially significant to the VIE (economics).

LC Trust I

The Company has determined that the Trust is a VIE and that the Company has a controlling financial interest in the Trust and therefore must consolidate the Trust in its consolidated financial statements. The Company established the Trust in February 2011 and funded it with a nominal residual investment. The Company is the only residual investor in the Trust. The purpose of the Trust is to acquire and hold loans for the benefit of investors who have invested in certificates issued by the Trust. The Trust conducts no other business other than purchasing and retaining loans or portions thereof for the benefit of the investment funds and their underlying limited partners. The Trust holds loans, none of which are financed by the Company. The cash flows from the loans held by the Trust are used to repay obligations under the certificates. The Trust’s assets and liabilities were reflected in the Company’s consolidated financial statements at December 31, 2016 and 2015.

In connection with the formation of the investment funds, it was determined that in order to achieve success in raising investment capital, the assets to be invested in by the investment funds must be held by an entity that was separate and distinct from the Company (i.e. bankruptcy remote) in order to reduce this risk and uncertainty. In the event of the Company’s insolvency, it is anticipated that the assets of the Trust would not become part of the bankruptcy estate, but that outcome is uncertain.

The Company’s capital contributions, which are the only equity investments in the Trust, are insufficient to allow the Trust to finance the purchase of a significant amount of loans without the issuance of certificates to investors. Therefore, the Trust’s capitalization level qualifies the Trust as a VIE. The Company has a financial interest in the Trust because of its right to returns related to servicing fee revenue from the Trust, its right to reimbursement for expenses, and its obligation to repurchase loans from the Trust in certain instances. Additionally, the Company performs or directs activities that significantly affect the Trust’s economic performance through or by (i) operation of the platform that enables borrowers to apply for loans purchased by the Trust; (ii) credit underwriting and servicing of loans purchased by the Trust; (iii) LCA’s selection of the loans that are purchased by the Trust on behalf of advised Certificate holders; and (iv) LCA’s role to source investors that ultimately purchase limited partnership interests in a fund or Certificates, both of which supply the funds for the Trust to purchase loans. Collectively, the activities described above allow the Company to fund more loans than would be the case without the existence of the Trust, to collect the related loan transaction fees and for LCA to collect the management fees on the investors’ capital used to purchase certificates. Accordingly, the Company is deemed to have power to direct activities most significant to the Trust and economic interest in the activities because of loan funding and transaction and management fees. Therefore, the Company concluded that it is the primary beneficiary of the Trust and consolidated the Trust’s operations in its consolidated financial statements.

Investment In Cirrix Capital

On April 1, 2016, the Company closed its $10.0 million investment, for an approximate ownership interest of 15% in Cirrix Capital (Investment Fund), a holding company to a family of funds that purchases loans and interests in loans from the Company. Per the partnership agreement, the family of funds can invest up to 20% of their assets outside of whole loans and interests in whole loans facilitated by the Company. At December 31, 2016, 100% of the family of funds’ assets were comprised of whole loans and interests in loans facilitated by Lending Club’s platform. At the time the Company made its investment, the Company’s then Chief Executive Officer (former CEO) and a board member (together, the Related Party Investors) also had limited partnership interests in the Investment Fund. As of June 30, 2016, the end of the period in which the Company’s former CEO resigned, the Related Party Investors and the Company had an aggregate ownership of approximately 29% in the Investment Fund. As of December 31, 2016, the Company and a board member had an aggregate ownership interest of approximately 27% in the Investment Fund. As of December 31, 2016, the Company and a board member had an aggregate ownership interest of approximately 27% in the Investment Fund.

The Company’s investment is deemed to be a variable interest in the Investment Fund because of the limited partnership interest shares in the expected returns and losses of the Investment Fund. The expected returns and losses of the Investment Fund result from the net returns of the family of funds owned by the Investment Fund, which are derived from interest income earned from loans and interests in whole loans that are purchased by the family of funds, which are owned by the Investment Fund. Such loans and interests in loans were facilitated by the Company. Additionally, the Investment Fund is considered a VIE.

The Investment Fund passes the credit risk to the limited partners. The Company did not design the Investment Fund’s investment strategy and cannot require the Investment Fund to purchase loans. Additionally, the Company reviewed whether it collectively, with the board member’s investment, had power to control the Investment Fund and concluded that it did not based on the unilateral ability of the general partner to exercise power over the limited partnership and the inability of the limited partners to remove the general partner. The Company is not the primary beneficiary of the Investment Fund because the Company does not have the power to direct the activities that most significantly affect the Investment Fund’s economic performance. As a result, the Company does not consolidate the operations of the Investment Fund in the financial statements of the Company. The Company accounts for this investment under the equity method of accounting, which approximates its maximum exposure to loss as a result of its involvement in the Investment Fund. At December 31, 2016, the Company’s investment was $10.1 million, which is recognized in other assets on the consolidated balance sheet. See “Note 19. Related Party Transactions” for additional information.

Separately, the Company is subject to a credit support agreement that requires it to pledge and restrict cash in support of its contingent obligation to reimburse the Investment Fund for net credit losses on loans underlying the interests in whole loans that are in excess of a specified, aggregate net loss threshold. As of December 31, 2016, $3.4 million was pledged and restricted to support this contingent obligation. This credit support agreement is deemed to be a variable interest in the Investment Fund because it exposes the Company to potential credit losses on the underlying interests in loans purchased by the Investment Fund. The board member and the Company are excluded from receiving any benefits, if provided, from this credit support agreement. As of December 31, 2016, the Company has not been required to nor does it anticipate recording losses under this agreement. The Company’s maximum exposure to loss under this credit support agreement was limited to $6.0 million and $34.4 million at December 31, 2016 and 2015, respectively.

LCA Managed or Advised Private Funds

In conjunction with the adoption of a new accounting standard that amends accounting for consolidations effective January 1, 2016, the Company reviewed its relationship with the private funds managed or advised by LCA and concluded that it does not have a variable interest in the private funds. As of December 31, 2016, the Company does not hold any investments in the private funds. Certain of the Company’s related parties have investments in the private funds, as discussed in “Note 19. Related Party Transactions.” The Company charges the limited partners in the private funds a management fee based on their account balance at month end for services performed as the general manager, including fund administration, and audit, accounting and tax preparation services. Accordingly, the Company’s fee arrangements contain only terms, conditions, or amounts that are customarily present in arrangements for similar services negotiated at arm’s length. These fees are solely compensation for services provided and are commensurate with the level of effort required to provide those services. The Company does not have other interests in the private funds and therefore does not have a variable interest in the private funds.

Management regularly reviews and reconsiders its previous conclusions regarding whether it holds a variable interest in potential VIEs, the status of an entity as a VIE, and whether the Company is required to consolidate such VIEs in the consolidated financial statements.

Loan Servicing Rights

As a result of the nature of servicing rights on the sale of loans, the Company is a variable interest holder in certain entities that purchase these loans. For all of these entities, the Company either does not have the power to direct the activities that most significantly affect the VIE’s economic performance or does not have a potentially significant economic interest in the VIE. In no case is the Company the primary beneficiary, and as a result, these entities are not consolidated in the Company’s consolidated financial statements.

Goodwill and Intangible Assets

Goodwill represents the fair value of acquired businesses in excess of the aggregate fair value of the identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. Our annual impairment testing date is April 1. Impairment exists whenever the carrying value of goodwill exceeds its implied fair value. Adverse changes in impairment indicators such as loss of key personnel, increase regulatory oversight, or unplanned changes in our operations could result in impairment.

The Company recorded a goodwill impairment charge of $37.1 million for the year ended December 31, 2016 related to the education and patient finance reporting unit. See “Note 9. Intangible Assets and Goodwill” for a further description of this impairment. If the performance of the education and patient finance reporting unit fails to meet current expectations, it is possible that the carrying value of this reporting unit, even after the current impairment charge, will exceed its fair value, which could result in further recognition of a noncash impairment of goodwill that could be material. There were no goodwill impairment charges for the years ended December 31, 2015 or 2014.

The Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit (generally defined as a component of a business for which financial information is available and reviewed regularly by management) exceeds its carrying value. A qualitative assessment may consider macroeconomic and other industry-specific factors, such as trends in short-term and long-term interest rates and the ability to access capital or company-specific factors, such as market capitalization in excess of net assets, trends in revenue generating activities and merger or acquisition activity.

If the Company does not qualitatively assess goodwill it compares a reporting unit’s estimated fair value to its carrying value. Estimated fair value of a reporting unit is generally established using an income approach based on a discounted cash flow model or a market approach, which compares each reporting unit to comparable companies in their respective industries.

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit, which may include straight-line or accelerated methods of amortization. Intangible assets are reviewed for impairment quarterly and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have indefinite-lived intangible assets.

Debt

The Company has elected to record certain costs directly related to its secured revolving credit facility as an asset included in other assets on the Company’s consolidated balance sheets. These costs are amortized as interest expense over the contractual term of the secured revolving credit facility. Additionally, in instances where the Company transfers loans to investors that do not meet sale criteria for accounting purposes, such loan sales are accounted for as secured borrowings.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Such estimates are based on management’s judgment. Actual amounts paid may differ from amounts estimated, and such differences will be charged to operations in the period in which the final determination of the liability is made. Legal fees associated with such contingencies are recognized as incurred.

Stock-based Compensation

Stock-based compensation includes expense associated with restricted stock units (RSUs), stock options, and our employee stock purchase plan (ESPP), as well as expense associated with stock issued related to our acquisition of Springstone. Stock-based compensation expense is based on the grant date fair value of the award, net of expected forfeitures, which are based on our historical experience. If actual forfeitures differ significantly from our estimates, stock-based compensation expense and our results of operations could be materially impacted.

The fair value of restricted stock units is based on the closing price of our common stock on the date of grant. To determine the fair value of stock options and ESPP purchase rights, we use the Black-Scholes option-pricing model, with inputs for the fair value of our common stock, expected common stock price volatility over the expected life of the stock options or ESPP purchase rights, expected term of the stock option or ESPP purchase right, risk-free interest rates and expected dividends. Prior to the Company’s IPO, the fair value of its shares of common stock was established by the Board. The Company’s Board relied upon valuations provided by third-party valuation firms and other factors, including, but not limited to, the current status of the technical and commercial success of the Company’s operations, the Company’s financial condition, the stage of the Company’s product design and development, and competition to establish the fair value of the Company’s common stock at the time of grant of the option.

As we do not have a significant trading history for our common stock, the expected stock price volatility for our common stock is estimated by reference to the average historical stock price volatility for our industry peers. The industry peer group used to estimate our volatility includes small, mid and large capitalization companies in the consumer finance, investment management and technology industries taking into account the similarity in size, stage of life cycle and financial leverage. The expected term represents the period of time that stock options are estimated to be outstanding, giving consideration to the contractual terms of the options, vesting schedules, and expectations of future exercise patterns and post-vesting employee termination behavior. Given our limited operating history, the simplified method is applied to calculate the expected term. We use a risk-free interest rate based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant. We have never declared or paid any cash or other dividends and do not anticipate paying cash or other dividends in the foreseeable future. Consequently, we use an expected dividend yield of 0.0% in our option-pricing model.

Stock-based compensation expense related to stock options and RSUs that are expected to vest is recognized over the vesting period of the award, which is generally four years, on a straight-line basis. The compensation expense related to ESPP purchase rights is recognized on a straight-line basis over the requisite service period, which is generally six months.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers the available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it is able to realize its deferred tax assets in the future in excess of the net recorded amount, the Company adjusts the deferred tax asset valuation allowance, which reduces the provision for income taxes.

The Company accounts for the realization of excess tax benefits for stock-based compensation based on the “with-and-without” approach, excluding the measurement of any indirect effects. Equity will be increased if and when such deferred tax assets are ultimately realized.

The Company accounts for uncertain tax positions using a two-step process whereby (i) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position (“more-likely-than-not recognition threshold”) and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of provision for income tax in the consolidated statements of operations.

Use of Estimates

The preparation of the Company’s consolidated financial statements and related disclosures requires management to make judgments, assumptions and estimates that affect the amounts reported in its consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of certain assets and liabilities. These judgments, assumptions and estimates include but are not limited to the following: (i) fair value determinations for servicing assets and liabilities; (ii) fair value determinations for loans, loans held for sale, notes and certificates; (iii) fair value determinations for securities available for sale; (iv) stock-based compensation expense; (v) provision for income taxes, net of valuation allowance for deferred tax assets; (vi) recoverability of property, equipment and software; (vii) carrying values of goodwill and intangible assets; (viii) consolidation of variable interest entities; and (ix) reserves for contingencies. These judgments, estimates and assumptions are inherently subjective in nature and actual results may differ from these estimates and assumptions, and the differences could be material.

Adoption of New Accounting Standards

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, that amended the presentation of deferred income taxes in the statement of financial position. This ASU was effective January 1, 2017. ASU 2015-17 simplifies the presentation to require that deferred income taxes be presented as noncurrent in a classified statement of financial position. The Company does not present a classified statement of financial position and accordingly ASU 2015-17 does not have an impact on its presentation of deferred tax assets and liabilities.

In August 2014, the FASB issued ASU 2014-15 Presentation of Financial Statements – Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess a company’s ability to continue as a going concern for each annual and interim reporting period, and disclose in its financial statements whether there is substantial doubt about the company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The standard is effective for annual reporting periods, and interim periods therein, ending after December 15, 2016. The Company has adopted ASU 2014-15 and evaluated the Company’s ability to continue as a going concern as well as the need for related disclosure and has concluded no disclosure is necessary regarding the Company’s ability to continue as a going concern.

New Accounting Standards Not Yet Adopted

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) – Simplifying the Test for Goodwill Impairment. ASU 2017-04 will simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Current guidance requires that companies compute the implied fair value of goodwill under Step 2 by performing procedures to determine the fair value at the impairment testing date of its assets and liabilities following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. ASU 2017-04 will require companies to perform annual or interim goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 will be effective for annual periods beginning after December 15, 2019, including interim periods within that reporting period, and will be applied prospectively. Early adoption of this standard is permitted. The Company currently is evaluating the impact this guidance may have on its financial position, results of operations, and cash flows.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments and in November 2016 issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The new standard will be effective January 1, 2018, and amends the existing accounting standards for the statement of cash flows. The amendments provide guidance on the following nine cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; separately identifiable cash flows and application of the predominance principle; and restricted cash. Early adoption is permitted, including adoption in an interim period. The Company is evaluating the impact that these standards will have on the consolidated statement of cash flows. However, the impact will depend on the facts and circumstances at the time of adoption of the new standards.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The Company accounts for its loans at fair value through net income, which is outside the scope of Topic 326 and does not expect this guidance to have a material impact on the Company’s financial position, results of operations, or cash flows.

In March 2016, the FASB issued ASU 2016-09 Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. This new standard is effective for annual periods beginning after December 15, 2016, and interim periods within that reporting period. The Company will adopt this standard in the first quarter of 2017, under the modified retrospective method, with the cumulative effect of adoption recorded as an adjustment to 2017 beginning retained earnings. The new standard will result in excess tax benefits and deficiencies on share-based transactions being recorded as income tax expense or benefit rather than in additional-paid-in-capital. The Company also will classify excess tax benefits on share-based payments in the operating section of the consolidated statement of cash flows. The Company has not concluded whether to account for share-based award forfeitures as they occur, rather than, making estimates of future forfeitures. The Company’s previously unrecognized excess tax benefits were recorded as a deferred tax asset, which was fully reduced by a valuation allowance. Therefore, the requirement to recognize these excess tax benefits in the income tax provision is not expected to have a material adoption impact.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) that amended the accounting guidance related to lease accounting. The new standard is effective January 1, 2019, with modified retrospective transition upon adoption. The guidance requires lessees, at lease inception, to record on their balance sheets a lease liability for the obligation to make lease payments and a right-of-use (ROU) asset for the right to use the underlying asset for the lease term. Lessees may elect to not recognize lease liabilities and ROU assets for leases with terms of 12 months or less. The lease liability is measured at the present value of the lease payments over the lease term. The ROU asset will be based on the liability, adjusted for lease prepayments, lease incentives, and the lessee’s initial direct costs. For operating leases, lease expense will generally be recognized on a straight-line basis over the lease term. The amended lessor accounting model is similar to the current model, updated to align with certain changes to the lessee model and the new revenue standard. The Company is evaluating the impact that ASU 2016-02 will have on its financial position, results of operations or cash flows.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments - Overall (Subtopic: 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which will be effective January 1, 2018. The amendment changes the accounting for equity investments, changes disclosure requirements related to instruments at amortized cost and fair value, and clarifies how entities should evaluate deferred tax assets for securities classified as available for sale. Affected entities should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The Company is evaluating the impact that ASU 2016-01 will have on its financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts with Customers (Topic 606), which will be effective January 1, 2018. The guidance clarifies that revenue from contracts with customers should be recognized in a manner that depicts both the likelihood of payment and the timing of the related transfer of goods or performance of services. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10) and May (ASU 2016-12) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for the amendments is the same as for ASU 2014-09.

The Company is in its preliminary scoping phase to determine the revenue streams that are in the scope of these updates. Preliminary results indicate that transactions fees and management fees contain revenue streams that are in scope of these updates, while servicing fees and gain or loss on sale of loans remain within the scope of ASC Topic 860, Transfers and Servicing. The Company plans to adopt the standards beginning January 1, 2018 and currently anticipates using the modified retrospective method of adoption. However, the adoption method to be used is subject to completion of the Company’s impact assessment.